INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Income Loss From Continuing Operations [Line Items]
Loss from continuing operations before taxes	$ (266)	$ (268)	$ (601)	$ (810)	$ (1,216)	$ (1,240)	$ (1,851)
United States
Schedule Of Income Loss From Continuing Operations [Line Items]
Loss from continuing operations before taxes					(1,216)	(1,240)	(1,851)
Rest of the world
Schedule Of Income Loss From Continuing Operations [Line Items]
Loss from continuing operations before taxes